Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ¥ / shares	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 2,999,990	$ 2,999,990
Estimated useful economic life	3 years
Revenues	$ 170,911,999		96,879,173		$ 61,775,903
Service fees	23,782		72,664
Deferred revenue	2,154,042	$ 2,154,042	1,701,321	$ 1,701,321
Shipping cost	2,404,268		2,201,457		2,107,761
Marketing expense	$ 3,285,558		$ 131,419		$ 81,652
Number of supplier	2		1
Bank are insured (in Yuan Renminbi) | ¥							¥ 500,000
Exchange rates, per share (in Yuan Renminbi per share) | ¥ / shares		$ 0.1572		$ 0.1531
Average exchange rate, per share (in Yuan Renminbi per share) | ¥ / shares		$ 0.155		$ 0.145		¥ 0.1447
Risks and Uncertainties [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 18,237,655	$ 18,237,655	$ 13,641,812	$ 13,641,812
Revenue Benchmark [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	45.00%
Revenue Benchmark [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage	24.00%
One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1
Concentrations of credit risk, percentage	15.80%
Two Customer [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage			18.60%		14.00%
Two Customer [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage			10.60%		10.40%
Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers			2		2
Supplier [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage			87.00%		90.00%
Jiangsu Longrich Group Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Products purchased			$ 21,300,000		$ 50,190,000
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues			$ 23,400,000		$ 54,390,000